Discontinued Operations (Details) - Schedule of net cash flows from discontinued operations - TTM Digital [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Discontinued Operations (Details) - Schedule of net cash flows from discontinued operations [Line Items]
Net cash used in operating activities – discontinued operations	$ (1,795)	$ (500)
Net cash used in investing activities – discontinued operations		(603)
Net cash used in financing activities – discontinued operations		$ (1,003)